Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000204809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KBI Global Investors Aquarius Fund, Institutional Shares
Without Sales Load [Member] | C000204809
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	13.26%	10.90%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent	15.87%	12.79%	11.58%